ESOP Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Additional paid-in capital included related to preferred stock	$ 110	$ 109
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	1,252,386	1,251,287
Carrying value	$ 1,252	$ 1,251
Unearned ESOP shares	$ (1,362)	$ (1,360)
Employee Stock Ownership Plan Preferred Stock 2015 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	220,408	0
Carrying value	$ 220	$ 0
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.90%
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.90%
Employee Stock Ownership Plan Preferred Stock 2014 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	283,791	352,158
Carrying value	$ 284	$ 352
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.70%	8.70%
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.70%	9.70%
Employee Stock Ownership Plan Preferred Stock 2013 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	251,304	288,000
Carrying value	$ 251	$ 288
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2012 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	166,353	189,204
Carrying value	$ 166	$ 189
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.00%	11.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	177,614	205,263
Carrying value	$ 178	$ 205
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.00%	9.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2010 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	113,234	141,011
Carrying value	$ 113	$ 141
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	28,972	42,204
Carrying value	$ 29	$ 42
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.50%	11.50%
Employee Stock Ownership Plan Preferred Stock 2007 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	10,710	24,728
Carrying value	$ 11	$ 25
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2007 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.75%	11.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	8,719
Carrying value	$ 0	$ 9
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.75%	10.75%
Employee Stock Ownership Plan Preferred Stock 2006 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.75%	11.75%
Stock Compensation Plan [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, redemption price per share	$ 1,000